Provisions - Employee obligations - Venezuela - (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) age	Dec. 31, 2017 USD ($) age
Venezuela
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	400000.00%	207.25%
Discount rate	520004.00%	219.54%
Expected inflation rate	500000.00%	207.00%
Retirement age | age	64	63
France
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate	2.00%	2.00%
Expected inflation rate	1.60%	1.60%
Retirement age | age	65	65
France | Minimum
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	1.60%	1.60%
France | Maximum
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	6.10%	6.10%
South Africa
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	7.20%	8.10%
Discount rate	9.90%	10.30%
Expected inflation rate	6.20%	7.10%
Retirement age | age	63	63
FerroAtlantica De Venezuela SA | Venezuela
Disclosure of defined benefit plans [line items]
Years of service	15 years
Percentage of basic salary guaranteed by IVSS	80
Present value of defined benefit obligation [member] | South Africa
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	$ 7,872	$ 8,760
Current service cost	139	310
Borrowing costs	740	932
Actuarial differences	2,000	2,226
Benefits paid	226	740
Exchange differences	(1,096)	836
Obligations at end of year	5,429	7,872
Present value of defined benefit obligation [member] | FerroAtlantica De Venezuela SA | Venezuela
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	1,883	2,955
Current service cost	775	158
Borrowing costs		2,255
Benefits paid	(35)	(93)
Exchange differences	(2,089)	(3,392)
Obligations at end of year	$ 534	$ 1,883